Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
Future minimum contractual obligations
Amount in
thousands of
Year	U.S. dollars
2015	$28,380
2016	1,926
Total	$30,306